Employees' Stock Option Plans (ESOP) - Additional Information (Details) ₨ in Millions									12 Months Ended
		Feb. 01, 2019 shares	May 02, 2018 shares	Feb. 27, 2018 shares	Feb. 20, 2018 USD ($) Installment	Feb. 20, 2018 INR (₨) Installment	Oct. 14, 2016	Mar. 31, 2016 shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($) shares	Apr. 01, 2016 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized									4,800,000,000	2,400,000,000
Number of shares outstanding	[1]							2,285,621,088	4,335,954,462	2,173,312,301	2,285,655,150
Treasury shares									20,324,982	10,801,956	11,289,514	11,323,576
Vesting period, maximum term					three years	three years
Total granted									4,414,790	5,644,446	8,385,500
Cash settled stock compensation expense | $									$ 1,000,000	$ 1,000,000
2015 Stock Incentive Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Instruments average vesting period								4 years
Treasury shares									20,324,982	10,801,956
Number of shares earmarked for welfare activities of the employees									200,000	100,000
Weighted average share price, exercised | $									$ 10.01	$ 7.74	$ 8.05
2015 Stock Incentive Compensation Plan | Restricted Stock Units and Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period							4 years
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of instruments eligibility annual equity grants					$ 500,000	₨ 32.5
Vesting period					will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date	will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date
Number of annual installments | Installment					3	3
Total granted		42,930	217,200	56,512
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | One Time Grant Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					will vest over time in 2 equal annual installments upon completion of each year of service from the grant date	will vest over time in 2 equal annual installments upon completion of each year of service from the grant date
Number of annual installments | Installment					2	2
Fair value of instruments eligibility for one time equity grants					$ 1,500,000	₨ 97.5
Total granted				169,536
2015 Stock Incentive Compensation Plan | Chief Executive Officer and Managing Director | Annual Grant Performance Based Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period					will vest after completion of three years the first of which concludes on March 31, 2021, subject to achievement of performance targets set by the Board or its committee.	will vest after completion of three years the first of which concludes on March 31, 2021, subject to achievement of performance targets set by the Board or its committee.
Fair value of instruments annual grant performance based RSU					$ 2,000,000	₨ 130.0
2015 Stock Incentive Compensation Plan | U.B. Pravin Rao | Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted		68,250
2015 Stock Incentive Compensation Plan | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares authorized								24,038,883
Expected period to grant instruments								7 years
2015 Stock Incentive Compensation Plan | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected period to grant instruments								4 years
2011 Restricted Stock Units Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares outstanding								11,223,576
Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total granted									74,090	100,080	224,420
Incentive Units Cash Settled | Annual Grant of Restricted Stock Units (RSUs)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Incentive units outstanding net of forfeitures									177,454	223,514

[1]	excludes treasury shares of 20,324,982 as of March 31, 2019, 10,801,956 as of March 31, 2018 and 11,289,514 as of March 31, 2017 and 11,323,576 April 1, 2016, held by consolidated trust. The treasury shares as at March 31, 2018, March 31, 2017 and April 1, 2016 have not been adjusted for the September 2018 bonus issue.